OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023
Note 6. 2. 1 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2023	$ 1,178,859
Advances	982,758	1,170,101
Accrued interest	30,755	8,758
Balance – December 31, 2023	2,192,372	1,178,859
Current portion
Non-current portion	2,192,372
Note 6. 2. 2 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2023	251,667
Advances		250,000
Accrued interest	5,083	1,667
Balance – December 31, 2023	256,750	251,667
Current portion
Non-current portion	256,750
Total [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2023	1,430,526
Advances	982,758	1,420,101
Accrued interest	35,838	10,425
Balance – December 31, 2023	2,449,122	$ 1,430,526
Current portion
Non-current portion	$ 2,449,122